Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Raw materials	$ 3,832	$ 1,299
Work in progress	448	971
Finished goods	10,049	8,260
Inventories	14,329	10,530
Fixed production overhead charged to cost of sales	2,217	3,140	1,205
Inventory provision for products likely to be expired included in cost of sales	$ 1,399	$ 3,479	$ 4,034